Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS CROCI® International VIP

	Shares	Value ($)
Common Stocks 96.4%
Australia 6.3%
Amcor Ltd.	153,538	1,678,122
BHP Group Ltd.	63,550	1,737,253
Boral Ltd.	430,404	1,405,146
(Cost $4,485,533)		4,820,521
Belgium 1.9%
UCB SA (Cost $1,459,787)	17,235	1,480,990
Finland 1.9%
Nokian Renkaat Oyj (Cost $2,107,898)	44,764	1,500,101
France 12.0%
Arkema SA	15,789	1,505,736
Compagnie de Saint-Gobain	42,595	1,548,281
Danone SA	21,032	1,621,821
Engie SA	94,588	1,410,256
Sanofi	17,902	1,583,704
TOTAL SA	27,704	1,540,641
(Cost $9,398,303)		9,210,439
Germany 13.4%
BASF SE	20,167	1,486,653
Bayer AG (Registered)	19,379	1,253,930
Beiersdorf AG	15,447	1,607,398
Brenntag AG	31,464	1,623,893
Continental AG	9,390	1,413,997
HOCHTIEF AG	10,109	1,467,222
LANXESS AG	26,648	1,427,298
(Cost $11,823,303)		10,280,391
Hong Kong 4.1%
CLP Holdings Ltd.	128,649	1,491,296
Hong Kong & China Gas Co., Ltd.	684,095	1,641,257
(Cost $2,036,457)		3,132,553
Japan 22.7%
Bridgestone Corp.	38,608	1,488,496
Central Japan Railway Co.	7,000	1,625,633
Denso Corp.	32,000	1,247,656
Honda Motor Co., Ltd.	49,800	1,347,404
Japan Tobacco, Inc.	59,400	1,472,295
Nissan Motor Co., Ltd.	176,300	1,445,755
Nitto Denko Corp.	27,100	1,425,281
Sekisui House Ltd.	97,400	1,611,542
Subaru Corp.	65,300	1,488,005
Sumitomo Electric Industries Ltd.	105,300	1,397,079
Toyota Industries Corp.	30,500	1,530,322
Toyota Motor Corp.	24,200	1,418,689
(Cost $19,220,775)		17,498,157
Luxembourg 1.8%
ArcelorMittal (Cost $1,633,908)	66,378	1,351,247
Netherlands 4.3%
Koninklijke DSM NV	16,257	1,775,614
Randstad NV	30,600	1,495,251
(Cost $2,888,728)		3,270,865
Singapore 1.9%
Singapore Airlines Ltd. (Cost $1,605,973)	208,641	1,489,864
Switzerland 8.2%
Adecco Group AG (Registered)	29,456	1,572,130
Ferguson PLC	22,665	1,444,591
Nestle SA (Registered)	17,561	1,674,556
Roche Holding AG (Genusschein)	5,768	1,593,558
(Cost $6,231,993)		6,284,835
United Kingdom 17.9%
Barratt Developments PLC	211,849	1,655,838
Bunzl PLC	48,575	1,602,652
Diageo PLC	41,802	1,709,414
easyJet PLC	87,997	1,282,292
GlaxoSmithKline PLC	78,926	1,640,355
International Consolidated Airlines Group SA	178,747	1,192,815
Persimmon PLC	47,864	1,355,090
Rio Tinto PLC	29,790	1,735,848
Taylor Wimpey PLC	685,428	1,568,078
(Cost $13,521,351)		13,742,382
Total Common Stocks (Cost $76,414,009)		74,062,345
Preferred Stocks 2.1%
Germany
Henkel AG & Co. KGaA (Cost $1,847,327)	15,583	1,591,618
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.47% (a) (Cost $444,386)	444,386	444,386
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,705,722)	99.1	76,098,349
Other Assets and Liabilities, Net	0.9	664,861
Net Assets	100.0	76,763,210

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (a) (b)
1,268	—	1,268	(c)	—	—	1,726	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.47% (a)
258,740	3,556,193	3,370,547		—	—	3,247	—	444,386	444,386
260,008	3,556,193	3,371,815		—	—	4,973	—	444,386	444,386

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
At March 31, 2019 the DWS CROCI® International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Consumer Discretionary	20,468,052	27%
Industrials	16,344,624	22%
Materials	15,528,199	20%
Consumer Staples	9,677,101	13%
Health Care	7,552,537	10%
Utilities	4,542,809	6%
Energy	1,540,641	2%
Total	75,653,963	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,820,521	$—	$4,820,521
Belgium	—	1,480,990	—	1,480,990
Finland	—	1,500,101	—	1,500,101
France	—	9,210,439	—	9,210,439
Germany	—	10,280,391	—	10,280,391
Hong Kong	—	3,132,553	—	3,132,553
Japan	—	17,498,157	—	17,498,157
Luxembourg	—	1,351,247	—	1,351,247
Netherlands	—	3,270,865	—	3,270,865
Singapore	—	1,489,864	—	1,489,864
Switzerland	—	6,284,835	—	6,284,835
United Kingdom	—	13,742,382	—	13,742,382
Preferred Stocks	—	1,591,618	—	1,591,618
Short-Term Investments	444,386	—	—	444,386
Total	$444,386	$75,653,963	$—	$76,098,349